Shareholder Report, Holdings (Details) - Battleshares(TM) TSLA vs F ETF	Jun. 30, 2025
Tesla, Inc. Swap, Maturity Date: 2/12/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Ford Motor Co., Swap, Maturity Date: 2/12/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.00%